UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEVEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments

Heritage Cash Trust -- Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
Commercial paper	Principal amount (in thousands)	Value	% of net assets
Domestic
Banks
Bank of America Corporation, 4.89%, 12/10/07	$ 50,000	$ 49,938,875	1.1%
Bank of America Corporation, 4.79%, 12/14/07	50,000	49,913,514	1.1%
Bank of America Corporation, 4.53%, 12/28/07	25,000	24,915,062	0.6%
Bank of America Corporation, 4.88%, 01/18/08	25,000	24,837,333	0.6%
Bank of Scotland, 4.58%, 12/20/07	30,140	30,067,145	0.7%
Bank of Scotland, 4.65%, 12/20/07	24,200	24,140,609	0.6%
J.P. Morgan Chase & Company, Inc., 4.40%, 12/04/07	32,500	32,488,083	0.7%
J.P. Morgan Chase & Company, Inc., 5.00%, 12/07/07	50,000	49,958,333	1.1%
J.P. Morgan Chase & Company, Inc., 4.50%, 12/11/07	17,500	17,478,125	0.4%
Societe Generale North America, 4.53%, 12/06/07	40,000	39,974,833	0.9%
Societe Generale North America, 4.51%, 12/11/07	40,000	39,949,889	0.9%
Societe Generale North America, 5.07%, 01/04/08	20,000	19,904,233	0.5%
State Street Corporation, 4.45%, 12/13/07	50,000	49,925,833	1.1%
State Street Corporation, 4.73%, 12/20/07	50,000	49,875,181	1.1%
Beverages
The Coca-Cola Company, 4.47%, 12/18/07	30,000	29,936,675	0.7%
The Coca-Cola Company, 4.56%, 12/19/07	30,034	29,965,522	0.7%
The Coca-Cola Company, 4.47%, 01/07/08	38,000	37,825,422	0.9%
Chemicals
E.I. du Pont de Nemours and Company, 4.49%, 12/07/07	18,000	17,986,530	0.4%
E.I. du Pont de Nemours and Company, 4.49%, 12/11/07	25,000	24,968,819	0.6%
E.I. du Pont de Nemours and Company, 4.48%, 12/13/07	27,000	26,959,680	0.6%
E.I. du Pont de Nemours and Company, 4.48%, 12/14/07	30,000	29,951,467	0.7%
Cosmetics/Personal care
Colgate-Palmolive Company, 4.45%, 12/11/07	22,000	21,972,806	0.5%
Colgate-Palmolive Company, 4.45%, 12/19/07	32,000	31,928,800	0.7%
Colgate-Palmolive Company, 4.47%, 12/27/07	25,000	24,919,292	0.6%
Kimberly-Clark Worldwide, 4.46%, 12/05/07	20,000	19,990,089	0.5%
Kimberly-Clark Worldwide, 4.46%, 12/06/07	16,900	16,889,531	0.4%
Kimberly-Clark Worldwide, 4.48%, 12/10/07	33,100	33,062,928	0.8%
Kimberly-Clark Worldwide, 4.47%, 01/07/08	30,000	29,862,175	0.7%
Procter & Gamble International Funding, 4.48%, 01/08/08	10,000	9,952,711	0.2%
Procter & Gamble International Funding, 4.48%, 01/14/08	40,000	39,780,978	0.9%
Procter & Gamble International Funding, 4.50%, 01/15/08	50,000	49,718,750	1.1%
Procter & Gamble International Funding, 4.48%, 01/23/08	50,000	49,670,222	1.1%
Diversified manufacturer
3M Company, 4.45%, 12/07/07	10,000	9,992,583	0.2%
3M Company, 4.46%, 12/17/07	50,000	49,900,889	1.1%
3M Company, 4.45%, 12/20/07	50,000	49,882,569	1.1%
General Electric Capital Corporation, 4.80%, 12/04/07	50,000	49,980,000	1.1%
General Electric Company, 4.52%, 12/24/07	50,000	49,855,611	1.1%
General Electric Company, 4.53%, 12/26/07	50,000	49,842,708	1.1%
Electronic components & equipment
Emerson Electric Company, 4.47%, 12/04/07	10,000	9,996,275	0.2%
Emerson Electric Company, 4.50%, 12/04/07	21,000	20,992,125	0.5%
Financial services
Citigroup Funding Inc., 4.50%, 12/11/07	50,000	49,937,500	1.1%
Citigroup Funding Inc., 4.70%, 01/10/08	50,000	49,738,889	1.1%

Heritage Cash Trust -- Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
	Principal amount (in thousands)	Value	% of net assets
Healthcare products
Johnson & Johnson, 4.60%, 12/19/07	50,000	49,885,000	1.1%
Johnson & Johnson, 4.60%, 12/20/07	30,000	29,927,167	0.7%
Johnson & Johnson, 4.56%, 12/21/07	40,000	39,898,667	0.9%
Office/Business equipment
Pitney Bowes, Inc., 4.50%, 12/03/07	15,000	14,996,250	0.3%
Pitney Bowes, Inc., 4.47%, 12/17/07	25,000	24,950,333	0.6%
Pitney Bowes, Inc., 4.47%, 12/18/07	10,000	9,978,892	0.2%
Pitney Bowes, Inc., 4.47%, 12/19/07	23,951	23,903,417	0.6%
Pitney Bowes, Inc., 4.47%, 12/20/07	25,000	24,947,229	0.6%
Oil & gas
Chevron Funding Corporation, 4.45%, 12/17/07	50,000	49,901,111	1.2%
Chevron Funding Corporation, 4.45%, 12/27/07	50,000	49,839,306	1.2%
Chevron Funding Corporation, 4.45%, 01/03/08	50,000	49,796,042	1.2%
Shell International Finance BV, 4.48%, 12/06/07	31,525	31,505,384	0.7%
Shell International Finance BV, 4.48%, 12/19/07	50,000	49,888,000	1.2%
Pharmaceuticals
Abbott Laboratories, 4.47%, 12/05/07	50,000	49,975,167	1.1%
Retail
Wal-Mart Stores Inc., 4.72%, 12/12/07	46,200	46,133,369	1.1%
Wal-Mart Stores Inc., 4.43%, 12/17/07	43,800	43,713,763	1.0%
Wal-Mart Stores Inc., 4.47%, 12/21/07	30,000	29,925,500	0.7%
Wal-Mart Stores Inc., 4.48%, 12/21/07	30,000	29,925,333	0.7%
Total domestic commercial paper (cost $2,067,918,524)		2,067,918,524	47.2%
Foreign (a)
Banks
ABN AMRO North America Finance Inc., 4.89%, 12/05/07	50,000	49,972,833	1.1%
ABN AMRO North America Finance Inc., 4.78%, 12/21/07	40,000	39,893,778	0.9%
Barclays U.S. Funding Corporation, 4.40%, 12/13/07	50,000	49,926,667	1.1%
Barclays U.S. Funding Corporation, 4.49%, 12/18/07	50,000	49,893,986	1.1%
Danske Corporation, 4.55%, 12/05/07	33,600	33,583,013	0.8%
Danske Corporation, 4.60%, 12/18/07	16,400	16,364,376	0.4%
Danske Corporation, 4.62%, 12/27/07	50,000	49,833,167	1.1%
Deutsche Bank Financial Inc., 4.92%, 12/06/07	50,000	49,965,833	1.1%
Deutsche Bank Financial Inc., 4.66%, 12/28/07	50,000	49,825,250	1.1%
KFW International Finance, 4.42%, 12/10/07	14,000	13,984,530	0.3%
KFW International Finance, 4.45%, 12/14/07	46,000	45,926,081	1.1%
KFW International Finance, 4.43%, 12/18/07	40,000	39,916,322	0.9%
Rabobank USA Financial Corporation, 4.56%, 12/03/07	60,000	59,984,800	1.4%
Rabobank USA Financial Corporation, 4.57%, 12/03/07	10,000	9,997,461	0.2%
Royal Bank of Scotland, 4.70%, 12/21/07	25,000	24,934,722	0.6%
Royal Bank of Scotland, 4.70%, 12/26/07	25,000	24,918,403	0.6%
Royal Bank of Scotland, 4.96%, 01/18/08	50,000	49,669,333	1.1%
UBS Finance Delaware, LLC, 4.85%, 12/03/07	40,000	39,989,233	0.9%
UBS Finance Delaware, LLC, 4.52%, 12/05/07	30,000	29,984,933	0.7%
UBS Finance Delaware, LLC, 4.55%, 12/21/07	30,000	29,924,250	0.7%
Food
Nestle Finance France, 4.45%, 01/14/08	30,000	29,836,833	0.7%
Financial services
Siemens Capital Corporation, 4.49%, 12/03/07	15,000	14,996,258	0.3%
Siemens Capital Corporation, 4.77%, 12/14/07	9,000	8,984,498	0.2%
Siemens Capital Corporation, 4.50%, 12/17/07	33,000	32,934,000	0.8%
Siemens Capital Corporation, 4.75%, 12/17/07	23,000	22,951,444	0.5%
Siemens Capital Corporation, 4.50%, 12/28/07	20,000	19,932,500	0.5%
Toyota Motor Credit Corporation, 4.81%, 12/05/07	40,000	39,978,622	0.9%
Toyota Motor Credit Corporation, 4.50%, 12/27/07	50,000	49,837,500	1.1%
Toyota Motor Credit Corporation, 4.50%, 01/02/08	60,000	59,760,000	1.4%

Heritage Cash Trust -- Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
	Principal amount (in thousands)	Value	% of net assets
Pharmaceuticals
GlaxoSmithKline Finance PLC, 4.50%, 12/18/07	35,000	34,925,625	0.8%
GlaxoSmithKline Finance PLC, 4.58%, 01/18/08	40,000	39,755,733	0.9%
GlaxoSmithKline Finance PLC, 4.58%, 01/25/08	75,000	74,475,208	1.7%
Novartis Finance Corporation, 4.52%, 12/03/07	40,000	39,989,956	0.9%
Novartis Finance Corporation, 4.50%, 12/04/07	46,200	46,182,675	1.1%
Novartis Finance Corporation, 4.45%, 12/06/07	30,000	29,981,458	0.7%
Novartis Finance Corporation, 4.45%, 01/09/08	50,000	49,771,319	1.1%
Regional agencies
Export Development Canada, 4.32%, 01/28/08	40,000	39,721,600	0.9%
The Canadian Wheat Board, 4.43%, 12/17/07	20,000	19,960,622	0.5%
The Canadian Wheat Board, 4.32%, 12/18/07	25,000	24,949,000	0.6%
The Canadian Wheat Board, 4.31%, 01/08/08	40,000	39,818,022	1.0%
Total foreign commercial paper (cost $1,477,231,844)		1,477,231,844	33.8%
Total commercial paper (cost $3,545,150,368)		3,545,150,368	81.0%

U.S. Government-sponsored enterprises
Fannie Mae, 4.67%, 12/07/07	30,000	29,976,650	0.7%
Fannie Mae, 4.50%, 12/26/07	50,000	49,843,750	1.1%
Fannie Mae, 4.40%, 12/28/07	21,621	21,549,651	0.5%
Fannie Mae, 4.37%, 12/31/07	4,505	4,488,594	0.1%
Fannie Mae, 4.38%, 01/23/08	40,000	39,742,008	0.9%
Fannie Mae, 4.40%, 01/23/08	36,824	36,585,462	0.8%
Fannie Mae, 4.47%, 01/30/08	50,000	49,627,500	1.1%
Federal Farm Credit Banks, 4.35%, 12/10/07	40,000	39,956,500	0.9%
Federal Farm Credit Banks, 4.50%, 12/10/07	25,000	24,971,875	0.6%
Federal Farm Credit Banks, 4.34%, 12/13/07	20,000	19,971,067	0.5%
Federal Farm Credit Banks, 4.19%, 12/31/07	30,000	29,895,250	0.7%
Federal Home Loan Bank, 4.45%, 01/23/08	50,000	49,672,431	1.1%
Federal Home Loan Bank, 4.36%, 01/25/08	87,000	86,420,483	2.0%
Federal Home Loan Bank Note 4.47% 11/28/08 (callable on 05/28/08)	40,000	40,000,000	0.9%
Federal Home Loan Bank Note 4.57% 11/28/08 (callable on 05/05/08)	30,000	30,000,000	0.7%
Freddie Mac, 4.68%, 12/07/07	40,000	39,968,833	0.9%
Freddie Mac, 4.27%, 12/12/07	30,000	29,960,858	0.7%
Freddie Mac, 4.30%, 12/12/07	37,000	36,951,386	0.8%
Freddie Mac, 4.37%, 12/28/07	31,000	30,898,520	0.7%
Freddie Mac, 4.33%, 12/31/07	30,000	29,891,750	0.7%
Freddie Mac, 4.50%, 12/31/07	27,000	26,898,750	0.6%
Freddie Mac, 4.31%, 01/28/08	20,000	19,861,122	0.5%
Freddie Mac, 4.34%, 01/28/08	40,000	39,720,311	0.9%
Total U.S. Government-sponsored enterprises (cost $806,852,751)		806,852,751	18.4%

Certificates of deposit
Domestic
Banks
Wells Fargo & Company, 4.53%, 12/03/07	50,000	50,000,000	1.1%
Wells Fargo & Company, 4.53%, 12/04/07	50,000	50,000,000	1.1%
Wells Fargo & Company, 4.55%, 12/06/07	50,000	50,000,000	1.1%
Total certificates of deposit (cost $150,000,000)		150,000,000	3.4%
Total investment portfolio excluding
repurchase agreement (cost $4,502,003,119)		4,502,003,119	102.8%

Heritage Cash Trust -- Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
	Principal amount (in thousands)	Value	% of net assets
Repurchase agreement
Repurchase agreement with Fixed Income
Clearing Corporation, dated November 30, 2007 @
2.93% to be repurchased at $5,352,307 on
December 1, 2007, collateralized by
$5,220,000 United States Treasury Notes,
4.375% due December 15, 2010,
(market value $5,512,422 including interest)
(cost $5,351,000)		5,351,000	0.1%

Total investment portfolio (cost $4,507,354,119) (b)		4,507,354,119	102.9%

Other assets and liabilities, net,		(126,366,462)	-2.9%

Net assets		$4,380,987,657	100.0%

(a) U.S. dollar denominated. (b) The aggregate identified cost for federal income tax purposes is the same.

NOTE 1 | Organization and Investment Objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal.

Class Offerings The Fund currently offers Class A and Class C shares to the public. No class of shares is subject to front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (“CDSC”) if they were acquired through an exchange from another Heritage mutual fund.

NOTE 2 | Significant Accounting Policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Amortized cost approximates market value.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian or another qualified custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

Heritage Cash Trust -- Municipal Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
Notes, bonds & variable rate demand notes (a)	Principal Amount (in thousands)	Value	% of net assets

Alabama
Alabama Housing Finance Authority, 3.67%, MFHRB, Hunter Ridge Apartments Project, Series 05F, AMT, 12/07/07, LOC: FHLMC (b)	$ 10,550	$ 10,550,000	0.8%
Huntsville, GO, 3.61%, Series 02G, 12/07/07, LOC: Regions Bank (b)	6,700	6,700,000	0.5%
Infirmary Health System Special Care Facilities Financing Authority, 3.62%, Hospital Revenue Bond, Series B, 12/07/07, LOC: Regions Bank (b)	10,400	10,400,000	0.8%
Alaska
Alaska, GO, 5.50%, FSA, Series 03A, 08/01/08	2,000	2,027,004	0.1%
Anchorage, 4.25%, Tax Anticipation Notes, Series 07, 12/28/07	13,000	13,006,385	1.0%
Valdez, 3.63%, IDRB, BP Amoco Inc. Project, Series 03A, 12/01/07 (b)	13,600	13,600,000	1.0%
Valdez, 3.63%, IDRB, BP Amoco Inc. Project, Series 03B, 12/01/07 (b)	12,500	12,500,000	0.9%
Valdez, 3.63%, IDRB, BP Amoco Inc. Project, Series 03C, 12/01/07 (b)	6,400	6,400,000	0.5%
Arizona
Maricopa County Unified School District, 4.25%, School District 69 Project, FSA, Series 05B, 07/01/08	1,600	1,604,323	0.1%
Scottsdale Industrial Development Authority, 3.60%, Notre Dame Prep School Project, Series 01, 12/07/07, LOC: Bank One, N.A. (b)	4,900	4,900,000	0.4%
Colorado
Broomfield Urban Renewal Authority, 3.60%, Event Center Project, Series 05, 12/07/07, LOC: BNP Paribas (b)	4,100	4,100,000	0.3%
Colorado Educational & Cultural Facilities Authority, 3.60%, Campus Village Apartments Project, Series 05, 12/07/07, LOC: Citibank, N.A. (b)	5,300	5,300,000	0.4%
Colorado Educational & Cultural Facilities Authority, 3.61%, Northwest University Project, 12/07/07, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.4%
Colorado Educational & Cultural Facilities Authority, 3.62%, National Jewish Federation Project, 12/01/07, LOC: J.P. Morgan Chase Bank (b)	3,000	3,000,000	0.2%
Colorado Health Facilities Authority, 3.55%, Hospital Revenue Bond, Exempla Inc. Project, Series 02B, 12/07/07, LOC: U.S. Bank, N.A. (b)	2,295	2,295,000	0.2%
Colorado Health Facilities Authority, 3.59%, Hospital Revenue Bond, Adventist Health System Project, Series 04B, 12/07/07, LOC: SunTrust Bank (b)	2,900	2,900,000	0.2%
Telluride, 3.65%, Floor Open Space Project, Series 07, 12/07/07, LOC: Key Bank (b)	7,200	7,200,000	0.5%
Traer Creek Metropolitan District, 3.62%, Eagle County Project, Series 02, 12/07/07, LOC: BNP Paribas (b)	2,300	2,300,000	0.2%
Westminster Economic Development Authority, 3.63%, IDRB, Mandalay Gardens Urban Renewal Project, Series 06, 12/07/07, LOC: Depfa Bank PLC (b)	3,500	3,500,000	0.3%
Delaware
Deleware Economic Development Authority, 3.60%, Independence School Inc. Project, Series 03, 12/07/07, LOC: Citizens Bank (b)	8,250	8,250,000	0.6%
District Of Columbia
District of Columbia, 3.62%, Consortium Issue Project, 12/07/07, LOC: Wachovia Bank, N.A. (b)	12,520	12,520,000	0.9%
District of Columbia, 3.64%, Educational Facilities Revenue Bond, The Field School Inc. Project, Series 01A, 12/07/07, LOC: Wachovia Bank, N.A. (b)	5,100	5,100,000	0.4%
Florida
Florida Division of Bond Finance, 5.50%, Environmental Protection Project, FSA, Series 00A, 07/01/08	9,500	9,593,892	0.7%
Florida Higher Educational Facilities Financial Authority, 3.60%, Flagler College Project, Series 05, 12/07/07, LOC: SunTrust Bank (b)	7,465	7,465,000	0.5%
Florida Higher Educational Facilities Financial Authority, 3.62%, Southeastern University Project, Series 05, 12/03/07, LOC: Regions Bank (b)	5,000	5,000,000	0.4%
Highlands County Health Facilities Authority, 3.56%, Hospital Revenue Bond, Adventist Health System Project, Series 03A, 12/07/07, LOC: SunTrust Bank (b)	8,800	8,800,000	0.6%
JEA District Energy Systems, 3.57%, Series 04A, 12/07/07, LOC: State Street Bank & Trust Co. (b)	9,130	9,130,000	0.7%
Orange County Housing Finance Authority, 3.61%, MFHRB, Heather Glen Project, Series 01E, 12/07/07, LOC: FNMA (b)	1,900	1,900,000	0.1%
Orange County Industrial Development Authority, 3.60%, IDRB, Catholic Diocese Project, 12/07/07, LOC: SunTrust Bank (b)	8,000	8,000,000	0.6%

Heritage Cash Trust -- Municipal Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
Palm Beach County, 3.63%, Henry Morrison Flagler Project, Series 03, 12/07/07, LOC: Northern Trust Company (b)	5,875	5,875,000	0.4%
Palm Beach County, 3.64%, Norton Gallery Inc. Project, 12/07/07, LOC: Bank of America, N.A. (b)	3,075	3,075,000	0.2%
Palm Beach County, 3.64%, Norton Gallery Inc. Project, 12/07/07, LOC: Northern Trust Company (b)	3,385	3,385,000	0.2%
Palm Beach County School Board, 3.60%, Certificates of Participation, FSA, Series 02B, 12/01/07, BPA: Dexia (b)	3,300	3,300,000	0.2%
Pinellas County Educational Facilities Authority, 3.61%, Canterbury School of Florida Project, Series 04, 12/07/07, LOC: SunTrust Bank (b)	1,675	1,675,000	0.1%
Tampa, 3.60%, Educational Facilities Revenue Bond, Academy of the Holy Names Project, Series 01, 12/07/07, LOC: SunTrust Bank (b)	1,490	1,490,000	0.1%
Temple Terrace, 3.60%, Lifepath Hospice Project, 12/07/07, LOC: SunTrust Bank (b)	2,900	2,900,000	0.2%
Washington County, 3.63%, Sales Tax Revenue Bonds, Series 03A, 12/07/07, LOC: SunTrust Bank (b)	5,900	5,900,000	0.4%
Georgia
Atlanta, 3.60%, Series 02B, 12/03/07, BPA: Dexia (b)	5,020	5,020,000	0.4%
Bibb County Development Authority, 3.60%, Mount de Sales Academy Project, Series 00, 12/07/07, LOC: SunTrust Bank (b)	2,750	2,750,000	0.2%
Cobb County School District, 4.00%, Short-Term Notes, Series 07, 12/31/07	5,000	5,001,411	0.4%
Coweta County Residential Care for the Elderly Authority, 3.60%, Wesley Woods of Newnan-Peachtree Inc. Project, Series 05, 12/07/07, LOC: Branch Banking & Trust (b)	3,600	3,600,000	0.3%
DeKalb County Hospital Authority, 3.60%, Hospital Revenue Bond, DeKalb Medical Center Inc. Project, Series 05, 12/07/07, LOC: SunTrust Bank (b)	16,765	16,765,000	1.2%
Fulton County Development Authority, 3.60%, Galloway Schools Inc. Project, Series 02, 12/07/07, LOC: SunTrust Bank (b)	3,300	3,300,000	0.2%
Fulton County Development Authority, 3.60%, Shepard Center Inc. Project, Series 05, 12/07/07, LOC: SunTrust Bank (b)	15,500	15,500,000	1.1%
Fulton County Residential Care for the Elderly Authority, 3.61%, First Mortgage Lenbrook Project, Series C, 12/07/07, LOC: Bank of Scotland (b)	18,550	18,550,000	1.4%
Metropolitan Atlanta Rapid Transit Authority, 3.60%, Series 00B, 12/07/07 (b)	3,500	3,500,000	0.3%
Hawaii
Hawaii, GO, 5.75%, MBIA, Series 98CR, 04/01/08	1,000	1,007,593	0.1%
Illinois
Chicago, 3.62%, Subordinate Lien Revenue Bonds, Series 00, 12/07/07, LOC: Bank One, N.A. (b)	6,900	6,900,000	0.5%
Chicago, GO, 3.59%, FSA, Series 03B-1, 12/07/07, BPA: Depfa Bank PLC (b)	6,000	6,000,000	0.4%
Chicago Board of Education, GO, 3.57%, FSA, Series 00D, 12/07/07, BPA: Dexia (b)	7,700	7,700,000	0.6%
Hennepin, 3.65%, Pollution Control Revenue Bond, Hennepin-Hopper Lakes Project, Series 01, 12/07/07, LOC: Harris Trust and Savings Bank (b)	2,300	2,300,000	0.2%
Hoffman Estates, 3.59%, Series 05, 12/07/07, LOC: Northern Trust Company (b)	13,000	13,000,000	1.0%
Illinois Development Finance Authority, 3.60%, Francis W. Parker School Project, Series 99, 12/07/07, LOC: Harris Trust and Savings Bank and Northern Trust Company (b)	2,095	2,095,000	0.2%
Illinois Development Finance Authority, 3.60%, North Shore Country Day School Project, Series 03, 12/07/07, LOC: Northern Trust Company (b)	7,200	7,200,000	0.5%
Illinois Development Finance Authority, 3.61%, Chicago Symphony Orchestra Project, Series 94, 12/07/07, LOC: Northern Trust Company (b)	10,700	10,700,000	0.8%
Illinois Educational Facilities Authority, 3.61%, Higher Education Bond, Saint Xavier University Project, Series A, 12/07/07, LOC: LaSalle National Trust, N.A. (b)	5,725	5,725,000	0.4%
Illinois Educational Facilities Authority, 3.63%, Elmhurst College Project, 12/07/07, LOC: Bank One, N.A. (b)	1,600	1,600,000	0.1%
Illinois Finance Authority, 3.60%, Lake Forest Country Day School Project, Series 05, 12/07/07, LOC: Northern Trust Company (b)	3,000	3,000,000	0.2%
Illinois Finance Authority, 3.61%, Joan W. and Irving B. Harris Theater for Music and Dance Project, Series 05, 12/07/07, LOC: Bank of America, N.A. (b)	2,000	2,000,000	0.1%
Illinois Finance Authority, 3.62%, Uniform Law Foundation Project, Series 07, 12/07/07, LOC: Lasalle Bank, N.A. (b)	2,740	2,740,000	0.2%
Illinois Health Facilities Authority, 3.63%, Rosalind Franklin University Project, Series 03, 12/07/07, LOC: Bank of New York (b)	25,785	25,785,000	1.9%
Lisle, 3.61%, MFHRB, Four Lakes Phase V Project, Series 96, 12/07/07, LOC: LaSalle National Trust, N.A. (b)	12,500	12,500,000	0.9%
Will County, 3.63%, University of St. Francis Project, Series 05, 12/07/07, LOC: Fifth Third Bank (b)	11,300	11,300,000	0.8%

Heritage Cash Trust -- Municipal Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
Indiana
Indiana Development Finance Authority, 3.57%, Eiteljorg Museum Project, Series 04, 12/07/07, LOC: Bank One, N.A. (b)	2,000	2,000,000	0.1%
Indiana Educational Facilities Authority, 3.59%, St. Joseph's College Project, Series 04, 12/07/07, LOC: Royal Bank of Scotland (b)	15,955	15,955,000	1.2%
Indiana Educational Facilities Authority, 3.60%, Wesleyan University Project, Series 98A, 12/07/07, LOC: Bank One, N.A. (b)	4,640	4,640,000	0.3%
Indiana Educational Facilities Authority, 3.61%, Earlham College Project, Series 04E, 12/07/07, LOC: U.S. Bank, N.A. (b)	4,800	4,800,000	0.4%
Indiana Educational Facilities Authority, 3.61%, Higher Education Bond, Hanover College Project, Series B, 12/07/07, LOC: Bank One, N.A. (b)	3,500	3,500,000	0.3%
Indiana Finance Authority, 3.65%, University H.S. Project, Series 06, 12/07/07, LOC: KBC Bank (b)	2,100	2,100,000	0.2%
Indiana Health Facility Financing Authority, 3.59%, Hospital Revenue Bond, Community Hospitals Project, Series B, 12/07/07, LOC: Bank of America, N.A. (b)	6,900	6,900,000	0.5%
Indiana Municipal Power Agency, 3.61%, Series 98A, 12/07/07, LOC: Dexia (b)	12,250	12,250,000	0.9%
Marion, 3.59%, Wesleyan University Project, Series 06, 12/07/07, LOC: Bank of America, N.A. (b)	14,000	14,000,000	1.0%
Noblesville High School Building Corporation, 4.00%, First Mortgage, AMBAC, 01/10/08	1,670	1,670,646	0.1%
White County Hospital Association, 3.62%, Series 06, 12/07/07, LOC: Regions Bank (b)	17,600	17,600,000	1.3%
Iowa
Iowa, 4.00%, Tax & Revenue Anticipation Notes, 06/30/08	7,500	7,531,575	0.6%
Kansas
Kansas Development Finance Authority, 3.61%, Hospital Revenue Bond, Adventist Health System Project, 12/07/07, LOC: SunTrust Bank (b)	5,000	5,000,000	0.4%
Kentucky
Christian County Association of Leasing Trust, 3.60%, Series 07B, 12/01/07, LOC: U.S. Bank, N.A. (b)	8,600	8,600,000	0.6%
Jefferson County Student Housing, 3.62%, University of Louisville Phase II Project, Series 02A, 12/07/07, LOC: Regions Bank (b)	8,000	8,000,000	0.6%
Kentucky Property & Buildings Commission, 4.50%, Project #88, FGIC, 11/01/08	5,795	5,853,026	0.4%
Middletown, 3.60%, Christian Academy of Louisville Project, Series 04, 12/07/07, LOC: J.P. Morgan Chase Bank (b)	10,365	10,365,000	0.8%
Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.60%, University of Louisiana at Monroe Project, Series 04A, 12/07/07, LOC: Regions Bank (b)	8,000	8,000,000	0.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.60%, University of Louisiana at Monroe Project, Series 07B, 12/07/07, LOC: Regions Bank (b)	12,515	12,515,000	0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, LaShip LLC Project, 12/07/07, LOC: Regions Bank (b)	2,500	2,500,000	0.2%
Louisiana Offshore Terminal Authority, 3.56%, Deep Water Port Refunding Loop LLC Project, Series 03B, 12/07/07, LOC: Bank One, N.A. (b)	20,600	20,600,000	1.5%
Tangipahoa Parish Hospital Service District No. 1, 3.62%, Hospital Revenue Bond, North Oaks Medical Center Project, Series 03B, 12/07/07, LOC: Allied Irish Banks (b)	20,000	20,000,000	1.5%
Maine
Maine Finance Authority, 3.64%, IDRB, Jackson Laboratory Project, Series 02, 12/07/07, LOC: Bank of America, N.A. (b)	5,390	5,390,000	0.4%
Massachusetts
Massachusetts, GO, 3.63%, Central Artery Project, Series 00B, 12/01/07, BPA: State Street Bank & Trust Co. (b)	1,800	1,800,000	0.1%
Michigan
Macomb County Hospital Finance, 3.62%, Mount Clemens Regional Medical Center Project, Series 03A-1, 12/01/07, LOC: Comerica Bank (b)	10,000	10,000,000	0.7%
Michigan Higher Education Facilities Authority, 3.59%, Albion College Project, Series 06, 12/07/07, LOC: J.P. Morgan Chase Bank (b)	1,900	1,900,000	0.1%
Mississippi
Mississippi Business Finance Commission, 3.60%, Petal Gas Storage LLC Project, Series 07, 12/07/07, LOC: SunTrust Bank (b)	10,000	10,000,000	0.7%
Mississippi Home Corporation, 3.72%, MFHRB, Summer Park Apartments Project, Series 99D-1, AMT, 12/07/07, LOC: Wachovia Bank, N.A. (b)	9,800	9,800,000	0.7%

Heritage Cash Trust -- Municipal Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
Mississippi Hospital Equipment & Facilities Authority, 3.61%, Hospital Revenue Bond, Grenada Lake Medical Center Project, Series 07, 12/07/07, LOC: Regions Bank (b)	13,380	13,380,000	1.0%
Missouri
Bi-State Development Agency Missouri - Illinois Metropolitan District, 3.60%, Metrolink Project, Series A, 12/07/07, LOC: J.P. Morgan Chase Bank (b)	2,500	2,500,000	0.2%
Missouri Health & Educational Facilities Authority, 3.58%, Lutheran Senior Services Project, Series 00, 12/07/07, LOC: U.S. Bank, N.A. (b)	5,900	5,900,000	0.4%
Nevada
Nevada, 5.00%, Motor Vehicle Fuel Tax Project, FGIC, Series 04, 12/01/07	2,000	2,000,000	0.1%
Nevada, 5.00%, Motor Vehicle Fuel Tax Project, FGIC, Series 05, 12/01/07	4,000	4,000,000	0.3%

New Hampshire Health & Education Facilities Authority, 3.60%, Hospital Revenue Bond, Crotched Mountain Rehabilitation Center, Series 06, 12/07/07, LOC: Allied Irish Banks (b)	13,275	13,275,000	1.0%
New Hampshire Health & Education Facilities Authority, 3.61%, Brewster Academy Project, Series 05, 12/07/07, LOC: Allied Irish Banks (b)	5,165	5,165,000	0.4%
New Hampshire Health & Education Facilities Authority, 3.64%, Easter Seals Project, Series 04H-A, 12/07/07, LOC: Royal Bank of Scotland (b)	5,000	5,000,000	0.4%
New Jersey
Tobacco Settlement Financing Corporation, 4.38%, 06/01/08 (b)	8,635	8,661,011	0.6%
New Mexico
Farmington, 3.61%, Hospital Revenue Bond, San Juan Regional Medical Center Project, Series 04B, 12/07/07, LOC: Bank of Nova Scotia (b)	9,500	9,500,000	0.7%
New Mexico Hospital Equipment Loan Council, 3.55%, Hospital Revenue Bond, Presbyterian Healthcare Services Project, FSA, Series 05A, 12/07/07, BPA: Citibank, N.A. (b)	28,785	28,785,000	2.1%
New Mexico Hospital Equipment Loan Council, 3.59%, Hospital Revenue Bond, Presbyterian Healthcare Services Project, FSA, Series 05B, 12/07/07, BPA: Citibank, N.A. (b)	12,425	12,425,000	0.9%
North Carolina
North Carolina Capital Facilities Finance Agency, 3.59%, Pfeiffer University Project, Series 06, 12/07/07, LOC: Bank of America, N.A. (b)	10,250	10,250,000	0.8%
North Carolina Capital Facilities Finance Agency, 3.59%, YMCA of Greater Charlotte Project, Series 07B, 12/07/07, LOC: Wachovia Bank, N.A. (b)	5,500	5,500,000	0.4%
North Carolina Capital Facilities Finance Agency, 3.59%, YMCA of the Triangle Area Project, Series 06, 12/07/07, LOC: Wachovia Bank, N.A. (b)	2,500	2,500,000	0.2%
North Carolina Capital Facilities Finance Agency, 3.60%, Higher Education Bond, Elon University Project, Series 01C, 12/07/07, LOC: Bank of America, N.A. (b)	6,000	6,000,000	0.4%
North Carolina Capital Facilities Finance Agency, 3.61%, Mars Hill College Project, 12/07/07, LOC: Wachovia Bank, N.A. (b)	2,230	2,230,000	0.2%
North Carolina Capital Facilities Finance Agency, 3.62%, Durham Academy Project, Series 01, 12/07/07, LOC: Wachovia Bank, N.A. (b)	8,190	8,190,000	0.6%
North Carolina Educational Facilities Finance Agency, 3.64%, Ravenscroft School Inc. Project, 12/07/07, LOC: Wachovia Bank, N.A. (b)	4,280	4,280,000	0.3%
North Carolina, GO, 5.00%, Series 07A, 03/01/08	10,000	10,033,640	0.7%
North Carolina Medical Care Commission, 3.61%, Healthcare Facilities Revenue Bond, Watauga Medical Center Project, Series 05, 12/07/07, LOC: Wachovia Bank, N.A. (b)	6,625	6,625,000	0.5%
North Carolina Ports Authority, 3.60%, Series 06A-1, 12/07/07, LOC: Bank of America, N.A. (b)	8,000	8,000,000	0.6%
North Dakota
Richland County, 3.71%, Pollution Control Revenue Bond, Minn-Dak Farmers Cooperative Project, Series 02, AMT, 12/07/07, LOC: Wells Fargo Bank (b)	9,835	9,835,000	0.7%
Ohio
Akron Bath Copley Joint Township Hospital District, 3.64%, Healthcare Facilities Revenue Bond, Sumner on Ridgewood Project, Series 02, 12/07/07, LOC: KBC Bank (b)	6,365	6,365,000	0.5%
Cuyahoga County Port Authority, 3.60%, Euclid/93rd Garage & Office Project, Series 03, 12/07/07, LOC: Fifth Third Bank (b)	8,745	8,745,000	0.6%
Franklin County, 3.65%, Trinity Health Credit Group Project, FSA, Series 00F, 12/07/07, BPA: Bayerische Landesbank and J.P. Morgan Chase Bank (b)	25,100	25,100,000	1.8%
Franklin County, 3.67%, Ohio Presbyterian Retirement Services Project, Series 05B, 12/07/07, LOC: National City Corporation (b)	4,385	4,385,000	0.3%
Franklin County, 3.67%, Ohio Presbyterian Retirement Services Project, Series B, 12/07/07, LOC: National City Bank, Cleveland (b)	3,000	3,000,000	0.2%
Hamilton County, 3.60%, Episcopal Retirement Homes Project, Series 05B, 12/07/07, LOC: Key Bank (b)	1,935	1,935,000	0.1%

Heritage Cash Trust -- Municipal Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
Ohio Air Quality Development Authority, 3.60%, Pollution Control Revenue Bond, Timken Company Project, Series 03, 12/07/07, LOC: Key Bank, N.A. (b)	6,400	6,400,000	0.5%
Ohio Building Authority, 5.75%, Adult Correctional Facilities Project, Series 00A, 04/01/08	3,405	3,431,424	0.3%
Ohio Higher Educational Facility Commission, 3.60%, Higher Education Bond, Capital University Project, Series 06, 12/07/07, LOC: National City Corporation (b)	27,850	27,850,000	2.0%
Ohio Higher Educational Facility Commission, 3.63%, Ashland University Project, Series 04, 12/07/07, LOC: Key Bank (b)	4,095	4,095,000	0.3%
Salem, 3.57%, Salem Community Hospital Project, Series 05, 12/07/07, LOC: J.P. Morgan Chase Bank (b)	2,420	2,420,000	0.2%
Westlake, 3.60%, Lutheran Home Project, Series 05, 12/07/07, LOC: National City Corporation (b)	11,800	11,800,000	0.9%
Oklahoma
University Hospitals Trust, 3.59%, Series A, 12/07/07, LOC: Bank of America, N.A. (b)	5,000	5,000,000	0.4%
Oregon
Multnomah County Hospital Facilities Authority, 3.62%, Holladay Park Plaza Inc. Project, Series 03, 12/01/07, LOC: Allied Irish Banks (b)	2,100	2,100,000	0.2%
Oregon Health & Sciences University, 3.57%, OSHU Medical Group Project, Series 04B, 12/07/07, LOC: Bank of New York and California Teachers Retirement System (b)	8,100	8,100,000	0.6%
Pennsylvania
Delaware County Industrial Development Authority, 3.64%, Academy of Notre Dame Project, Series 07, 12/07/07, LOC: Citizens Bank (b)	5,330	5,330,000	0.4%
Delaware Valley Regional Financial Authority, 3.58%, Series 85A, 12/07/07, LOC: Bayerische Landesbank (b)	3,300	3,300,000	0.2%
Delaware Valley Regional Financial Authority, 3.58%, Series 86, 12/07/07, LOC: Bayerische Landesbank (b)	5,900	5,900,000	0.4%
Delaware Valley Regional Financial Authority, 3.58%, Series B, 12/07/07, LOC: Bayerische Landesbank (b)	5,400	5,400,000	0.4%
Emmaus General Authority, 3.65%, Subseries F24, 12/07/07, LOC: Depfa Bank PLC (b)	4,500	4,500,000	0.3%
Montgomery County Industrial Development Authority, 3.57%, Philadelphia Presbyterian Homes Project, Series 05A, 12/07/07, LOC: Wachovia Bank, N.A. (b)	10,000	10,000,000	0.7%
Moon Industrial Development Authority, 3.58%, Providence Point Project, 12/07/07, LOC: Bank of Scotland (b)	29,700	29,700,000	2.2%
Pennsylvania Turnpike Commission, 3.56%, Series 02A-1, 12/07/07, BPA: Westdeutsche Landesbank (b)	33,290	33,290,000	2.4%
Pennsylvania Turnpike Commission, 3.56%, Series A-3, 12/07/07, BPA: Bayerische Landesbank (b)	2,300	2,300,000	0.2%
Philadelphia Authority for Industrial Development, 3.57%, Girard Estate Tower Project, Series 02, 12/07/07, LOC: J.P. Morgan Chase Bank (b)	11,200	11,200,000	0.8%
Philadelphia Authority for Industrial Development, 3.60%, IDRB, Regional Performing Arts Center Project, Series 00, 12/07/07, LOC: Wachovia Bank, N.A. (b)	22,650	22,650,000	1.7%
Philadelphia Authority for Industrial Development, 3.61%, Chestnut Hill Academy Project, Series 05, 12/07/07, LOC: Wachovia Bank, N.A. (b)	4,800	4,800,000	0.4%
Rhode Island
Rhode Island Economic Development Corporation, 5.00%, Department of Transportation Project, Series 06A, 06/15/08	5,500	5,537,356	0.4%
Rhode Island Health & Educational Building Corporation, 3.56%, Meeting Street Center Project, Series 06, 12/07/07, LOC: Citizens Bank (b)	12,500	12,500,000	0.9%
Rhode Island Health & Educational Building Corporation, 3.58%, Child & Family Services of Newport Project, Series 06, 12/07/07, LOC: Citizens Bank (b)	11,000	11,000,000	0.8%
Rhode Island Health & Educational Building Corporation, 3.58%, Highlander Charter School Project, Series 07, 12/07/07, LOC: Citizens Bank (b)	6,550	6,550,000	0.5%
Rhode Island Health & Educational Building Corporation, 3.59%, LaSalle Academy Project, Series 03, 12/07/07, LOC: Citizens Bank (b)	4,550	4,550,000	0.3%
Rhode Island Health & Educational Building Corporation, 3.59%, Salve Regina University Project, Series 06, 12/07/07, LOC: Citizens Bank (b)	16,855	16,855,000	1.2%
South Dakota
South Dakota Housing Development Authority, 3.63%, MFHRB, LaCrosse Investors LLP Project, Series 01, 12/07/07, LOC: FNMA (b)	6,495	6,495,000	0.5%
Tennessee
Knox County Industrial Development Board, 3.62%, Cherokee Health Systems Project, Series 06, 12/07/07, LOC: Regions Bank (b)	7,000	7,000,000	0.5%

Heritage Cash Trust -- Municipal Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.60%, Ensworth School Project, Series 02, 12/07/07, LOC: SunTrust Bank (b)	10,925	10,925,000	0.8%
Sumner County, GO, 4.00%, MBIA, Series B, 06/01/08	4,065	4,076,263	0.3%
Tennessee, GO, 5.00%, FSA, Series 03A, 08/01/08	3,780	3,811,864	0.3%
Williamson County Industrial Development Board, 3.60%, Brentwood Academy Project, Series 05, 12/07/07, LOC: SunTrust Bank (b)	5,400	5,400,000	0.4%
Texas
Dallas, GO, 5.00%, Refunding Bonds, Series 98, 02/15/08	7,450	7,470,529	0.5%
Georgetown Health Facilities Development Corporation, 3.62%, Wesleyan Homes Inc. Project, Series 06, 12/07/07, LOC: Regions Bank (b)	5,000	5,000,000	0.4%
Tarrant County Housing Finance Corporation, 3.72%, Park at Sycamore School Apartments Project, Series 03, AMT, 12/07/07, LOC: SouthTrust Bank, N.A. (b)	12,685	12,685,000	0.9%
Virginia
Henrico County, GO, 5.00%, Series 06, 12/01/07	3,600	3,600,000	0.3%
James City County Economic Development Authority, 3.61%, United Methodist Homes, Series 07C, 12/07/07, LOC: Lasalle Bank, N.A. (b)	10,000	10,000,000	0.7%
Loudon County, GO, 5.00%, Series B, 06/01/08	7,040	7,097,359	0.5%
Loudoun County Industrial Development Authority, 3.63%, Howard Hughes Medical Institution Project, Series 03A, 12/01/07 (b)	1,200	1,200,000	0.1%
Madison County Industrial Development Authority, 3.60%, Woodberry Forest School Project, 12/01/07, LOC: SunTrust Bank (b)	1,450	1,450,000	0.1%
Washington
Washington, GO, 5.00%, AMBAC, Series 06, 01/01/08	5,000	5,005,735	0.4%
Washington Higher Education Facilities Authority, 3.59%, Higher Education Bond, Bastyr University Project, Series 05, 12/07/07, LOC: Bank of America, N.A. (b)	7,400	7,400,000	0.5%
Washington Higher Education Facilities Authority, 5.00%, University of Puget Sound Project, Series 06A, 04/01/08, LOC: Bank of America, N.A. (b)	2,500	2,511,077	0.2%
Washington Housing Finance Commission, 3.61%, Eastside Catholic School Project, Series 07B, 12/07/07, LOC: Key Bank, N.A. (b)	9,200	9,200,000	0.7%
Washington Housing Finance Commission, 3.63%, Forest Ridge School of the Sacred Heart Project, Series 05A, 12/07/07, LOC: Key Bank (b)	6,385	6,385,000	0.5%
West Virginia
West Virginia Hospital Finance Authority, 3.60%, Pallottine Health Services Project, Series 06, 12/07/07, LOC: Fifth Third Bank (b)	9,500	9,500,000	0.7%
Wisconsin
Wisconsin Center District, 3.63%, Series 01A, 12/07/07, LOC: U.S. Bank N.A. (b)	10,100	10,100,000	0.7%
Wisconsin Health & Educational Facilities Authority, 3.62%, Upland Hills Health Project, Series C, 12/07/07, LOC: Allied Irish Banks (b)	3,000	3,000,000	0.2%
Total notes, bonds & variable rate demand notes (cost $1,288,887,113)		1,288,887,113	94.4%
Commercial paper
Florida
Jacksonville, 3.50%, Series A, 12/14/07, LOC: Landesbank Baden Wurttenburg	11,580	11,580,000	0.8%
Kentucky
Pendleton County, 3.58%, 12/12/07, LOC: J.P. Morgan Chase Bank	20,000	20,000,000	1.5%
Michigan
Michigan Building Authority, 3.48%, Series 5, 02/21/08, LOC: Bank of New York and State Street Bank & Trust Co.	11,700	11,700,000	0.9%
New York
New York Metropolitan Transportation Authority, 3.73%, Transportation Revenue, Series CP-1, Subseries A, 12/10/07, LOC: ABN-AMRO Bank N.V.	10,000	10,000,000	0.7%
Texas
San Antonio, 3.60%, Electric & Gas Systems Project, Series A, 12/06/07	10,000	10,000,000	0.7%
Texas Public Finance Authority, 3.48%, Revenue Notes, Series 03, 12/14/07	11,500	11,500,000	0.8%
Washington
Port of Tacoma, 3.50%, Subordinate Lien Revenue Notes, Series 02A, 12/13/07, LOC: Westdeutsche Landesbank	8,000	8,000,000	0.6%
Port of Tacoma, 3.55%, Subordinate Lien Revenue Notes, Series 02A, 12/13/07, LOC: Westdeutsche Landesbank	6,300	6,300,000	0.5%
Port of Tacoma, 3.65%, Subordinate Lien Revenue Notes, Series 02A, 12/13/07, LOC: Westdeutsche Landesbank	4,000	4,000,000	0.3%
Total commercial paper (cost $93,080,000)		93,080,000	6.8%
Total investment portfolio (cost $1,381,967,113) (c)		1,381,967,113	101.2%

Heritage Cash Trust -- Municipal Money Market Fund Investment Portfolio November 30, 2007 (unaudited)
Other assets and liabilities, net	(16,181,312)	-1.2%
Net assets	$1,365,785,801	100.0%

(a) Earlier of the maturity date or the put date. (b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio. (c) The aggregate identified cost for federal income tax purposes is the same.

Heritage Cash Trust -- Municipal Money Market Fund Investment Portfolio November 30, 2007 (unaudited)

AMBAC - American Municipal Bond Assurance Corporation

AMT - Securities subject to Alternative Minimum Tax

BPA - Bond Purchase Agreement

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

GO - General Obligation

IDRB - Industrial Development Revenue Bond

LOC - Credit enhancement provided by letter of credit issued by noted institution

MBIA - Multiple Bond Insurance Association

MFHRB - Multi-Family Housing Revenue Bond

NOTE 1 | Organization and Investment Objective Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal.

NOTE 2 | Significant Accounting Policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Distribution of income and gains Distributions of net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis.

Expenses The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Board of Trustees. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Heritage Cash Trust that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Cash Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST

Date:

January 28, 2008

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

January 28, 2008

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:

January 28, 2008

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer